Consolidated Schedule of Investments - Virtus AlphaSimplex Global Macro ETF

October 31, 2025 (unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 48.0%

Equity Funds - 48.0%
iShares Core MSCI EAFE ETF	9,888	$871,034
iShares Core MSCI Emerging Markets ETF	6,763	461,710
iShares Core S&P 500 ETF	2,399	1,643,867
Total Equity Funds		2,976,611

Total Exchange Traded Funds
(Cost $2,748,705)		2,976,611

TOTAL INVESTMENTS - 48.0%
(Cost $2,748,705)		2,976,611
Other Assets in Excess of Liabilities - 52.0%		3,219,734
Net Assets - 100.0%		$6,196,345

At October 31, 2025, open exchange-traded futures contracts purchased were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australian Dollar Future	12/15/2025	1	$65,460	$(421)
British Pound Future	12/15/2025	5	410,625	(13,947)
Copper Future	12/29/2025	1	127,225	(1,835)
Euro FX Currency Futures	12/15/2025	1	144,400	(4,423)
Euro-Bund Future	12/08/2025	7	1,043,985	(4,054)
Gold Future	12/29/2025	1	399,650	54,350
Long Gilt Future	12/29/2025	7	860,919	3,544
MSCI EAFE Index Future	12/19/2025	9	1,263,195	14,100
MSCI Emerging Markets Index Future	12/19/2025	9	633,420	31,657
S&P 500® E-Mini Future	12/19/2025	7	2,405,900	76,574
U.S. Treasury 10 Year Notes Future	12/19/2025	24	2,704,125	(2,289)
U.S. Treasury 2 Year Notes Future	12/31/2025	3	624,727	(1,919)
U.S. Treasury Ultra Bond future	12/19/2025	3	363,844	(2,719)
				$148,618
Short Contracts
Canadian Dollar Future	12/16/2025	(28)	$2,002,420	$21,835
Corn Future	3/13/2026	(20)	444,000	923
Japanese Yen Future	12/15/2025	(14)	1,140,388	45,304
WTI Crude Future	11/20/2025	(1)	60,980	(3,608)
				$64,454

Abbreviations:
EAFE — Europe, Australasia and Far East ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s WTI — West Texas Intermediate

Consolidated Schedule of Investments - Virtus AlphaSimplex Global Macro ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$2,976,611	$—	$—	$2,976,611
Futures	248,287	—	—	248,287
Total	$3,224,898	$—	$—	$3,224,898
Liability Valuation Inputs
Futures	$35,215	$—	$—	$35,215
Total	$35,215	$—	$—	$35,215